Exhibit 99.1
FIFTH THIRD AUTO TRUST 2023-1
Statement to Security holders
Determination Date: November 13, 2025

DATES
Collection Period	27
Collection Period Beginning Date	10/1/2025
Collection Period Ending Date	10/31/2025
Payment Date	11/17/2025
SOFR Determination Date	N/A
SOFR Rate	N/A

I. DEAL SUMMARY	Ratio	Beginning Period Balance	Principal Distribution Amount	Ending Period Balance
Class A-1 Notes	0.0%	$0.00	$0.00	$0.00
Class A-2-A Notes	0.0%	$0.00	$0.00	$0.00
Class A-2-B Notes	0.0%	$0.00	$0.00	$0.00
Class A-3 Notes	64.1%	$402,828,686.52	$31,055,471.91	$371,773,214.61
Class A-4 Notes	100.0%	$102,960,000.00	$0.00	$102,960,000.00
Total Securities	30.1%	$505,788,686.52	$31,055,471.91	$474,733,214.61

Overcollateralization		$69,719,907.84		$69,719,907.84
Reserve Account Balance		$4,101,171.05		$4,101,171.05
Net Pool Balance	33.0%	$608,128,078.56	$32,963,755.34	$575,164,323.22
Yield Supplement Overcollateralization Amount		$32,619,484.20		$30,711,200.77
Adjusted Pool Balance	33.2%	$575,508,594.36	$31,055,471.91	$544,453,122.45

	Coupon Rate	Beginning Period Balance	Interest Distribution Amount
Class A-1 Notes	5.618%	$0.00	$0.00
Class A-2-A Notes	5.800%	$0.00	$0.00
Class A-2-B Notes	0.530%	$0.00	$0.00
Class A-3 Notes	5.530%	$402,828,686.52	$1,856,368.86
Class A-4 Notes	5.520%	$102,960,000.00	$473,616.00
		$505,788,686.52	$2,329,984.86

II. AVAILABLE FUNDS
Interest Collections	$3,089,585.34
Repurchased Interest Collections	$0.00
Principal Collections	$32,176,286.64
Repurchased Principal Collections	$0.00
Liquidation Proceeds	$681,475.06
Liquidation Expenses*	$35,956.42
Total Collections	$35,911,390.62

Reserve Account Draw Amount	$0.00

Total Available Funds	$35,911,390.62

Investment Earnings (Collections Acct. remitted to servicer)	$129,271.80
Investment Earnings (Reserve Acct. remitted to servicer)	$14,638.01
Additional fees to be remitted to servicer	$143,909.81

*Liquidation Expenses incurred and associated with the liquidation process do not always occur in the same period of the actual collateral liquidation (i.e. servicer repossession costs can be incurred in periods prior to the eventual sale of a repossessed vehicle).

FIFTH THIRD AUTO TRUST 2023-1
Statement to Securityholders
Determination Date: November 13, 2025

III. DISTRIBUTIONS	Amount Due	Amount Paid	Shortfall
Servicing Fees	$506,773.40	$506,773.40	$0.00
Class A-1 Notes	$0.00	$0.00	$0.00
Class A-2-A Notes	$0.00	$0.00	$0.00
Class A-2-B Notes	$0.00	$0.00	$0.00
Class A-3 Notes	$1,856,368.86	$1,856,368.86	$0.00
Class A-4 Notes	$473,616.00	$473,616.00	$0.00
First Allocation of Principal	$0.00	$0.00	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Distribution Amount	$31,055,471.91	$31,055,471.91	$0.00
Accrued and Unpaid Fees to Owner/Indenture Trustee	$0.00	$0.00	$0.00
Remaining Funds to Residual Certificateholder	$2,019,160.45	$2,019,160.45	$0.00
	$35,911,390.62	$35,911,390.62	$0.00

First Allocation of Principal		$0.00
Regular Principal Distribution Amount		$31,055,471.91
Total Principal		$31,055,471.91

IV. POOL INFORMATION
Net Pool Balance		$575,164,323.22
Adjusted Pool Balance		$544,453,122.45
Number of Receivables Outstanding		43,523
Weighted Average Contract Rate		6.02%
Weighted Average Remaining Term (mos)		32.62

V. OVERCOLLATERALIZATION INFORMATION
Specified Reserve Account Balance		$4,101,171.05
Target Credit Enhancement Overcollateralization Amount		$69,719,907.84
Beginning Period Overcollateralization Amount		$69,719,907.84
Ending Period Overcollateralization Amount		$69,719,907.84
Overcollateralization Shortfall		$0.00
Overcollateralization as % of Adjusted Pool Balance		12.81%

VI. RESERVE ACCOUNT RECONCILIATION
Specified Reserve Account Balance		$4,101,171.05
Beginning Reserve Account Balance		$4,101,171.05
Ending Reserve Account Balance		$4,101,171.05

FIFTH THIRD AUTO TRUST 2023-1
Statement to Securityholders
Determination Date: November 13, 2025

VII. LOSS & DELINQUENCY INFORMATION
	Amount	# of Receivables
Defaulted Receivables	$304,712.29	23
Realized Losses for Collection Period	$437,535.30	39
CHG Off Recoveries for Collection Period	$331,541.66	112
Net Loss for Collection Period	$105,993.64
Net Loss as % of Ending Pool Balance	0.018%
Net Loss % for 1 Period Prior	0.006%
Net Loss % for 2 Periods Prior	0.046%
Net Loss % for 3 Periods Prior	0.027%
Four-Month Average Net Loss %	0.024%

Cumulative Losses (net of recoveries) for All Collection Periods	$7,921,159.74
Cumulative Losses (net of recoveries) as a % of Initial Pool Balance	0.455%

	# of Receivables	Amount
Receivables 30 - 59 Days Delinquent	295	$5,132,634.37
As % of Ending Pool Balance		0.892%

Receivables 60 - 89 Days Delinquent	84	$1,449,893.75
As % of Ending Pool Balance		0.252%

Receivables 90 - 119 Days Delinquent	34	$651,121.46
As % of Ending Pool Balance		0.113%

Receivables 120 - 150 Days Delinquent	12	$230,573.39
As % of Ending Pool Balance		0.040%

Receivables 150+ Days Delinquent	8	$140,531.89
As % of Ending Pool Balance		0.024%

Total Delinquencies	433	$7,604,754.86
As % of Ending Pool Balance		1.322%

Total Repossessions	24	$355,187.82
Total Repossessions Life-to-Date	549	$10,790,500.31

Total 30+ Day Delinquencies	433	$7,604,754.86
As % of Ending Pool Balance		1.322%
Total 30+ Day Delinquencies % 1 Period Prior		1.354%
Total 30+ Day Delinquencies % 2 Periods Prior		1.348%
Total 30+ Day Delinquencies % 3 Periods Prior		1.437%
Four-Month Average Total 30+ Day Delinquency %		1.366%

60-Day Delinquency Percentage		0.430%
Delinquency Trigger Percentage		5.280%
Delinquency Trigger occurred in current Collection Period?		NO